N-2 - $ / shares		5 Months Ended
		Jun. 30, 2026	Jan. 20, 2026
Cover [Abstract]
Entity Central Index Key		0002066993
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Origin Real Estate Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objectives are to maximize current income and preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund concentrates its investments in the real estate industry and pursues its objectives by investing in a portfolio of commercial multifamily real estate-related investments, including commercial real estate-related loans and other debt investments, commercial real estate-related equity securities, and other real estate-related structured and securitized investments. The Fund intends to qualify and has elected to be treated as a real estate investment trust for U.S. federal income tax purposes (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Risk Factors [Table Text Block]

7. Risks and Uncertainties

An investment in the Fund involves a high degree of risk, including the possible loss of the entire amount invested. The following summarizes certain of the principal risks of investing in the Fund; it is not a complete list, and additional risks are described in the Fund’s prospectus and statement of additional information.

Non-Listed Closed-End Interval Fund Risk.    The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list its shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for its shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their shares.

Investment and Market Risk

The value of the Fund’s investments may decline due to broad market conditions or factors affecting particular issuers, sectors, or regions. Changes in interest rates, credit availability, inflation, economic conditions, and geopolitical or public-health events may reduce the value of the Fund’s investments and its NAV, at times rapidly or unpredictably; the Fund’s use of leverage magnifies these effects.

Limited Operating History

The Fund is newly organized and has a limited operating history as a registered closed-end interval fund, and the Adviser has not previously managed a registered investment company or operated a fund under Rule 23c-3. An investment therefore entails greater uncertainty than an investment in a fund with an established operating record.

Concentration and Non-Diversification Risk

The Fund concentrates its investments in the real estate industry, with an emphasis on commercial multifamily real estate, and is non-diversified. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Multifamily Real Estate Risk

The Fund’s investments are concentrated, or are expected to be concentrated, in multifamily residential properties and related debt investments. Adverse developments affecting the multifamily sector, including changes in rental demand, occupancy levels, operating expenses, housing affordability, government regulation, rent-control initiatives or local market conditions, could disproportionately affect the Fund.

Real Estate-Related Debt and Preferred Equity Risk

Commercial real estate loans, including mortgage loans and mezzanine loans, and preferred equity investments are subject to risks of delinquency, default, foreclosure and loss. Repayment typically depends on the successful operation and value of the underlying property and may be adversely affected by declines in occupancy, rental income, property values, operating performance or market conditions. Preferred equity investments generally are subordinate to an issuer’s debt obligations and often are not secured by specific collateral. Mezzanine loans and other subordinated investments rank behind senior lenders with respect to payment and recovery rights. As a result, the Fund may experience increased delays in repayment, limited recoveries upon default, or a complete loss of principal. In addition, the Fund may become involved in workouts, restructurings, foreclosure proceedings, bankruptcies or other litigation relating to its investments, which may be time-consuming, costly and adversely affect the value of such investments.

Structured Finance and Securitized Investment Risk

The Fund invests in commercial mortgage-backed securities, including subordinated “B-Piece” investments and interest-only certificates of Freddie Mac K-Series securitizations, commercial real estate collateralized loan obligations, mortgage securities backed by a single commercial mortgage loan or borrower, and other structured finance investments. Subordinated and first-loss tranches bear losses on the underlying mortgage pool before more senior classes, may receive no principal for extended periods, and can suffer substantial losses from relatively small declines in the value or performance of the underlying collateral.

Direct Lending Risk

Directly originated loans are generally illiquid, frequently unrated or below investment grade, may be under-collateralized, and expose the Fund to heightened credit, enforcement, and workout risk.

Below Investment Grade Securities Risk

The Fund may invest without limit in securities rated below investment grade or unrated. Such “high yield” investments are speculative, more susceptible to issuer default and economic downturns, and may be less liquid and harder to value than higher-rated securities.

Interest Rate and Prepayment Risk

Changes in interest rates may reduce the value of the Fund’s investments and affect the spread between the income earned on assets and the cost of financing. Falling rates may accelerate prepayments, causing reinvestment at lower yields, while rising rates may extend duration and increase price sensitivity.

Credit and Counterparty Risk

Borrowers and issuers may fail to make timely payments of principal or interest, reducing the Fund’s income and the value of the affected investments. The Fund is also exposed to the risk that a counterparty to a financing or other transaction fails to perform or becomes insolvent.

Leverage and Reverse Repurchase Agreement Risk

The Fund uses leverage, primarily through reverse repurchase agreements, which magnifies changes in portfolio value and the volatility of NAV and distributions, and whose costs may exceed the return earned on the assets acquired with leverage. The Fund may also invest through wholly-owned entities that incur financial obligations, obtain financing or enter into other leverage arrangements. The treatment of such arrangements under the Investment Company Act of 1940 will depend on the facts and circumstances of the applicable structure and applicable law, and such arrangements may be treated as borrowings or senior securities of the Fund. The Fund intends to operate as a limited derivatives user under Rule 18f-4 and treats reverse repurchase agreements as senior securities subject to the 1940 Act’s 300% asset coverage requirement, limiting indebtedness to 33⅓% of total assets.

Valuation Risk

A substantial portion of the Fund’s investments are valued using significant unobservable inputs and are categorized within Level 3 of the fair value hierarchy. Such valuations involve subjective judgment, may rest on incomplete information, and may differ materially from amounts ultimately realized; a change in the value of a significant investment may materially affect NAV. The Adviser’s role as Valuation Designee, combined with an asset-based advisory fee, presents a potential conflict of interest subject to Board oversight.

Liquidity and Repurchase Offers Risk

The Shares are not listed on any exchange, and shareholders may generally obtain liquidity only through the Fund’s quarterly repurchase offers, which are limited (generally expected to be 5% of outstanding Shares) and may be oversubscribed and prorated. Many of the Fund’s investments are illiquid, which may limit the Fund’s ability to meet repurchase requests or to dispose of investments at favorable prices.

REIT Qualification Risk

The Fund intends to qualify and be taxed as a REIT. Qualification involves complex Code requirements; if the Fund failed to qualify and did not qualify for statutory relief, it would be taxed as a regular corporation, would be unable to deduct distributions to shareholders, could incur substantial tax liability, and generally would be barred from re-electing REIT status for four years — any of which could materially reduce cash available for distribution and the Fund’s NAV.

Investment Structure and Entity Risk

The Fund may invest directly or indirectly through Wholly-Owned Entities, Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures. The use of such entities and structures may involve additional legal, operational, financing, tax, regulatory, governance and counterparty risks. The Fund may not have sole decision-making authority over investments held through certain structures and may be subject to restrictions on transfer, financing, restructuring, disposition or other actions affecting the underlying investment. In addition, the Fund’s rights with respect to investments held through such entities may be structurally subordinate to the obligations of the applicable entity, and adverse developments affecting an investment vehicle, its financing arrangements, or its counterparties could adversely affect the value, liquidity or performance of the Fund’s investment.

Geographic Concentration Risk

The Fund may concentrate investments in particular geographic regions or markets. Adverse economic, regulatory, demographic, environmental or market developments affecting those regions may have a greater impact on the Fund than on a more geographically diversified fund.

Management, Key Personnel, and Conflicts of Interest

The Fund depends on the Adviser and its key personnel, whose loss could adversely affect the Fund. An affiliate of the Adviser may receive loan origination fees of up to 1.5% from borrowers on loans originated by the Fund; although not paid by the Fund, these fees create an incentive to originate loans and assume credit risk, and are subject to procedures including periodic Board review and oversight by the Fund’s Chief Compliance Officer.

Cybersecurity Risk

The Fund and the Adviser rely on information and communications technology and third-party service providers to conduct operations, and are subject to the risk of cyber-attacks, systems failures, and unauthorized access to or tampering with their systems and data. A cybersecurity incident could compromise confidential or proprietary information, disrupt the Fund’s or its service providers’ operations, impair the ability to calculate NAV or process transactions, and result in financial losses, reputational harm, litigation, regulatory penalties, or other adverse consequences to the Fund and its shareholders.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8. Capital Stock and Repurchase Offers

The Fund is authorized to issue an unlimited number of Shares of beneficial interest, with par value $0.001 per share, in the classes described in Note 1. Shares are offered on a continuous basis at the NAV per Share (plus, for Class A Shares, any applicable sales charge) determined on each regular business day. The minimum initial investments are $25,000,000 for Class O Shares and $5,000 for Class A, Class I and Class E Shares, with a minimum subsequent investment of $5,000 for Class O Shares and $1,000 for Class A, Class I and Class E Shares; purchases under the DRIP are not subject to a minimum. Shareholders who received Class O Shares in the private offering were not subject to the Class O minimum initial investment.

As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers, pursuant to Rule 23c-3 under the 1940 Act, for between 5% and 25% of its outstanding Shares at NAV; the Fund generally expects to offer to repurchase 5% of its outstanding Shares each quarter. Written notification of each repurchase offer is sent to shareholders at least 21 and no more than 42 days before the repurchase request deadline. A 2.00% early repurchase fee applies to Shares repurchased within one year of purchase (determined on a first-in, first-out basis) and is retained by the Fund for the benefit of remaining shareholders. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, as disclosed in its prospectus.

During the period ended June 30, 2026, the Fund conducted its first repurchase offer. The Fund filed a repurchase offer with the SEC on June 18, 2026. In the filing, the Fund offered to repurchase up to 10% of its issued and outstanding Class O and Class I Shares at a price equal to the net asset value of each Class of Shares as of July 24, 2026.

Share transactions for the period are presented in the Statements of Changes in Net Assets. A summary of Share activity by class is set forth below:

Class	Shares sold	Shares reinvested	Shares repurchased(a)	Net increase
Class I	563,763	5,622	—	569,385
Class O	5,618,142	752,290	—	6,370,432

____________

(a)      See Note 11, Subsequent Events.

Non-Listed Closed-End Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Interval Fund Risk.    The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list its shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for its shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their shares.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

The value of the Fund’s investments may decline due to broad market conditions or factors affecting particular issuers, sectors, or regions. Changes in interest rates, credit availability, inflation, economic conditions, and geopolitical or public-health events may reduce the value of the Fund’s investments and its NAV, at times rapidly or unpredictably; the Fund’s use of leverage magnifies these effects.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund is newly organized and has a limited operating history as a registered closed-end interval fund, and the Adviser has not previously managed a registered investment company or operated a fund under Rule 23c-3. An investment therefore entails greater uncertainty than an investment in a fund with an established operating record.

Concentration and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration and Non-Diversification Risk

The Fund concentrates its investments in the real estate industry, with an emphasis on commercial multifamily real estate, and is non-diversified. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Multifamily Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multifamily Real Estate Risk

The Fund’s investments are concentrated, or are expected to be concentrated, in multifamily residential properties and related debt investments. Adverse developments affecting the multifamily sector, including changes in rental demand, occupancy levels, operating expenses, housing affordability, government regulation, rent-control initiatives or local market conditions, could disproportionately affect the Fund.

Real Estate-Related Debt and Preferred Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate-Related Debt and Preferred Equity Risk

Commercial real estate loans, including mortgage loans and mezzanine loans, and preferred equity investments are subject to risks of delinquency, default, foreclosure and loss. Repayment typically depends on the successful operation and value of the underlying property and may be adversely affected by declines in occupancy, rental income, property values, operating performance or market conditions. Preferred equity investments generally are subordinate to an issuer’s debt obligations and often are not secured by specific collateral. Mezzanine loans and other subordinated investments rank behind senior lenders with respect to payment and recovery rights. As a result, the Fund may experience increased delays in repayment, limited recoveries upon default, or a complete loss of principal. In addition, the Fund may become involved in workouts, restructurings, foreclosure proceedings, bankruptcies or other litigation relating to its investments, which may be time-consuming, costly and adversely affect the value of such investments.

Structured Finance and Securitized Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Finance and Securitized Investment Risk

The Fund invests in commercial mortgage-backed securities, including subordinated “B-Piece” investments and interest-only certificates of Freddie Mac K-Series securitizations, commercial real estate collateralized loan obligations, mortgage securities backed by a single commercial mortgage loan or borrower, and other structured finance investments. Subordinated and first-loss tranches bear losses on the underlying mortgage pool before more senior classes, may receive no principal for extended periods, and can suffer substantial losses from relatively small declines in the value or performance of the underlying collateral.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending Risk

Directly originated loans are generally illiquid, frequently unrated or below investment grade, may be under-collateralized, and expose the Fund to heightened credit, enforcement, and workout risk.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk

The Fund may invest without limit in securities rated below investment grade or unrated. Such “high yield” investments are speculative, more susceptible to issuer default and economic downturns, and may be less liquid and harder to value than higher-rated securities.

Interest Rate and Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate and Prepayment Risk

Changes in interest rates may reduce the value of the Fund’s investments and affect the spread between the income earned on assets and the cost of financing. Falling rates may accelerate prepayments, causing reinvestment at lower yields, while rising rates may extend duration and increase price sensitivity.

Credit and Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Counterparty Risk

Borrowers and issuers may fail to make timely payments of principal or interest, reducing the Fund’s income and the value of the affected investments. The Fund is also exposed to the risk that a counterparty to a financing or other transaction fails to perform or becomes insolvent.

Leverage and Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage and Reverse Repurchase Agreement Risk

The Fund uses leverage, primarily through reverse repurchase agreements, which magnifies changes in portfolio value and the volatility of NAV and distributions, and whose costs may exceed the return earned on the assets acquired with leverage. The Fund may also invest through wholly-owned entities that incur financial obligations, obtain financing or enter into other leverage arrangements. The treatment of such arrangements under the Investment Company Act of 1940 will depend on the facts and circumstances of the applicable structure and applicable law, and such arrangements may be treated as borrowings or senior securities of the Fund. The Fund intends to operate as a limited derivatives user under Rule 18f-4 and treats reverse repurchase agreements as senior securities subject to the 1940 Act’s 300% asset coverage requirement, limiting indebtedness to 33⅓% of total assets.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

A substantial portion of the Fund’s investments are valued using significant unobservable inputs and are categorized within Level 3 of the fair value hierarchy. Such valuations involve subjective judgment, may rest on incomplete information, and may differ materially from amounts ultimately realized; a change in the value of a significant investment may materially affect NAV. The Adviser’s role as Valuation Designee, combined with an asset-based advisory fee, presents a potential conflict of interest subject to Board oversight.

Liquidity and Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Repurchase Offers Risk

The Shares are not listed on any exchange, and shareholders may generally obtain liquidity only through the Fund’s quarterly repurchase offers, which are limited (generally expected to be 5% of outstanding Shares) and may be oversubscribed and prorated. Many of the Fund’s investments are illiquid, which may limit the Fund’s ability to meet repurchase requests or to dispose of investments at favorable prices.

REIT Qualification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Qualification Risk

The Fund intends to qualify and be taxed as a REIT. Qualification involves complex Code requirements; if the Fund failed to qualify and did not qualify for statutory relief, it would be taxed as a regular corporation, would be unable to deduct distributions to shareholders, could incur substantial tax liability, and generally would be barred from re-electing REIT status for four years — any of which could materially reduce cash available for distribution and the Fund’s NAV.

Investment Structure and Entity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Structure and Entity Risk

The Fund may invest directly or indirectly through Wholly-Owned Entities, Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures. The use of such entities and structures may involve additional legal, operational, financing, tax, regulatory, governance and counterparty risks. The Fund may not have sole decision-making authority over investments held through certain structures and may be subject to restrictions on transfer, financing, restructuring, disposition or other actions affecting the underlying investment. In addition, the Fund’s rights with respect to investments held through such entities may be structurally subordinate to the obligations of the applicable entity, and adverse developments affecting an investment vehicle, its financing arrangements, or its counterparties could adversely affect the value, liquidity or performance of the Fund’s investment.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risk

The Fund may concentrate investments in particular geographic regions or markets. Adverse economic, regulatory, demographic, environmental or market developments affecting those regions may have a greater impact on the Fund than on a more geographically diversified fund.

Management, Key Personnel, and Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management, Key Personnel, and Conflicts of Interest

The Fund depends on the Adviser and its key personnel, whose loss could adversely affect the Fund. An affiliate of the Adviser may receive loan origination fees of up to 1.5% from borrowers on loans originated by the Fund; although not paid by the Fund, these fees create an incentive to originate loans and assume credit risk, and are subject to procedures including periodic Board review and oversight by the Fund’s Chief Compliance Officer.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund and the Adviser rely on information and communications technology and third-party service providers to conduct operations, and are subject to the risk of cyber-attacks, systems failures, and unauthorized access to or tampering with their systems and data. A cybersecurity incident could compromise confidential or proprietary information, disrupt the Fund’s or its service providers’ operations, impair the ability to calculate NAV or process transactions, and result in financial losses, reputational harm, litigation, regulatory penalties, or other adverse consequences to the Fund and its shareholders.

Class O Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	[1]	$ 9.92	$ 10	[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class O Shares
Outstanding Security, Held [Shares]		42,428,421
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 9.91 [3]	$ 10	[1],[4]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Shares
Outstanding Security, Held [Shares]		569,385

[1]	The date of commencement of operations was January 20, 2026.
[2]	Based on average shares outstanding for the period.
[3]	The date of commencement of operations was March 4, 2026.
[4]	Based on average shares outstanding for the period.